SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 15:-     SUBSEQUENT EVENTS

On February 14, 2020, the Agreement with Bristol-Myers Squibb was amended to include a triple combination clinical trial to evaluate the safety, tolerability and antitumor activity of COM701 in combination with Opdivo® (nivolumab), and Bristol-Myers Squibb’s antibody targeting TIGIT known as BMS-986207, in patients with advanced solid tumors, instead of the planned expansion of the combined therapy study designed to evaluate the dual combination of COM701 and Opdivo®.

Pursuant to the Agreement, as amended, the Company will sponsor the two-part Phase 1/2 trial, which includes the evaluation of the triple combination of COM701, Opdivo® and BMS-986207, in patients with advanced solid tumors where Bristol-Myers Squibb will provide Opdivo® and BMS-986207 at no cost to us for the combination arm of this trial.

As part of the amended Agreement, the Company will complete the dose escalation arm of the dual combination of COM701 with Opdivo® under the ongoing Phase 1 study and will not continue the expansion cohorts of the dual combination.